Bank Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Bank Loans
13.	BANK LOANS

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Short-term bank loans	278,488	1,348,166	211,557
Long-term third-party bank loan guaranteed by a related party (Note 20):
Current portion	74,351	—	—

	352,839	1,348,166	211,557

The weighted average interest rate for the outstanding short-term bank loans as of December 31, 2020 and 2021 was 4.28% and
 4.59
%, respectively.
There are no commitment fees and conditions under which lines may be withdrawn associated with the Group’s unused facilities.